7. FIXED ASSETS (Details) - USD ($)	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Machinery and equipment (2-10 years)	$ 454,921	$ 374,986
Leasehold improvements (5-20 years)	3,612	276,112
Furniture and fixtures (3-10 years)	153,071	153,071
Software and websites (3- 7 years)	35,830	35,830
Less: accumulated depreciation	(501,209)	(670,666)	$ (662,855)
Property and equipment, net	146,225	169,333	$ 133,204
Purchased
Machinery and equipment (2-10 years)	412,240	332,305
Leasehold improvements (5-20 years)	3,612	276,112
Furniture and fixtures (3-10 years)	58,051	58,051
Software and websites (3- 7 years)	35,830	35,830
Less: accumulated depreciation	(363,508)	(532,966)
Property and equipment, net	146,225	169,332
Capital Leases
Machinery and equipment (2-10 years)	42,681	42,681
Leasehold improvements (5-20 years)	0	0
Furniture and fixtures (3-10 years)	95,020	95,020
Software and websites (3- 7 years)	0	0
Less: accumulated depreciation	(137,701)	(137,700)
Property and equipment, net	$ 0	$ 1